Basis of Presentation and Summary of Significant Accounting Policies (Details) ¥ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2022 JPY (¥)	Aug. 31, 2021 JPY (¥) item	Oct. 31, 2021 item	Jun. 30, 2024 subsidiary item segment	Dec. 31, 2023 item segment subsidiary	Dec. 31, 2022 item	Dec. 31, 2021 item
Product Information
Number of subsidiaries | subsidiary				8	7
Number of lines of business | segment				3	3
Number of salons				308	314	312	312
Number of VIE where the Company is the primary beneficiary					0	0
ZACC
Product Information
Percentage of ownership interest	40.00%	100.00%	60.00%
Number of salons operated		3	3
Period of customers recognized by high level of techniques and hospitality		30 years	30 years
Fair value of the consideration transferred | ¥	¥ 148,000	¥ 270,000
Directly-operated salons
Product Information
Number of salons				215	217	199	188
Investor owned salons
Product Information
Number of salons				60	41	31	4
Franchise
Product Information
Number of salons				93	97	113	124